Voya Short Duration Bond Fund Expense Example, No Redemption - Voya Short Duration Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 316
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	652
Expense Example, No Redemption, 10 Years	1,160
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	467
Expense Example, No Redemption, 5 Years	814
Expense Example, No Redemption, 10 Years	1,793
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	37
Expense Example, No Redemption, 3 Years	116
Expense Example, No Redemption, 5 Years	202
Expense Example, No Redemption, 10 Years	456
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	548
Expense Example, No Redemption, 10 Years	1,227
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	32
Expense Example, No Redemption, 3 Years	100
Expense Example, No Redemption, 5 Years	174
Expense Example, No Redemption, 10 Years	393
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	42
Expense Example, No Redemption, 3 Years	153
Expense Example, No Redemption, 5 Years	275
Expense Example, No Redemption, 10 Years	$ 631